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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2019

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company
     Brighthouse Fund UL for Variable Life Insurance
     File Nos. 333-96519 and 811-03927
     (Brighthouse Variable Life)
     Rule 497(j) Certification


Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional information ("SAI") each dated April 29, 2019 being used for the Brighthouse Variable Life Insurance Policy offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI for that product contained in Post-Effective Amendment No. 26 for the account filed with the Commission on April 5, 2019.

Please call the undersigned at (980) 949-5089 with any questions.

Very truly yours,



/s/ Michele H. Abate

Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company